SHAREHOLDERS' EQUITY - Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Share-based compensation expense	$ 17,886	$ 27,580	$ 18,794
Cash Settled DSU/DRSU
Share-based Compensation
Share-based compensation expense	(373)	5,664	6,875
Equity-settled Long-term Incentive Plans
Share-based Compensation
Share-based compensation expense	$ 18,259	22,924	13,789
Equity Swaps
Share-based Compensation
Share-based compensation expense		$ (1,008)	$ (1,870)